UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Strategic Financial Services
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  101

Form 13F Information Table Value Total: $278,386
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                                       00206R102     2457 66964.000 SH      Sole                66964.000
AbbVie Inc.                                     00287Y109     1416 34724.000 SH      Sole                34724.000
Abbott Laboratories                             002824100     1223 34619.000 SH      Sole                34619.000
Air Products & Chemicals                        009158106     1765 20257.000 SH      Sole                20257.000
Apache Corp.                                    037411105     3015 39069.000 SH      Sole                39069.000
Apple Inc.                                      037833100     7291 16471.000 SH      Sole                16471.000
Baxter International Inc.                       071813109     2559 35230.000 SH      Sole                35230.000
Becton Dickinson & Co.                          075887109     2286 23905.000 SH      Sole                23905.000
BlackRock, Inc.                                 09247X101     2665 10375.000 SH      Sole                10375.000
Boeing Co.                                      097023105     3839 44719.000 SH      Sole                44719.000
Carters Inc.                                    146229109     1819 31760.000 SH      Sole                31760.000
Caterpillar Inc.                                149123101     2404 27640.000 SH      Sole                27640.000
Chevron Corp.                                   166764100     3979 33486.000 SH      Sole                33486.000
Coach Inc.                                      189754104     1653 33070.000 SH      Sole                33070.000
Coca Cola Co.                                   191216100     2353 58194.000 SH      Sole                58194.000
Cognizant Technology Solutions                  192446102     1587 20715.000 SH      Sole                20715.000
Colgate Palmolive Co.                           194162103     6065 51382.000 SH      Sole                51382.000
Covidien PLC                                    G2554F113     2877 42404.000 SH      Sole                42404.000
Dollar Tree, Inc.                               256746108     1752 36185.000 SH      Sole                36185.000
DuPont de Nemours                               263534109     2096 42640.000 SH      Sole                42640.000
EMC Corp.                                       268648102     2355 98590.000 SH      Sole                98590.000
Eaton Corporation PLC                           G29183103     1963 32048.000 SH      Sole                32048.000
Exxon Mobil Corp.                               30231G102     3134 34781.000 SH      Sole                34781.000
Family Dollar Stores, Inc.                      307000109     1862 31527.000 SH      Sole                31527.000
GNC Holdings Inc.                               36191G107     2528 64370.000 SH      Sole                64370.000
General Electric Co.                            369604103      846 36604.000 SH      Sole                36604.000
General Mills                                   370334104     2530 51308.000 SH      Sole                51308.000
Google, Inc.                                    38259P508     2021 2545.000 SH       Sole                 2545.000
HSBC Holdings PLC ADR                           404280406     2381 44645.000 SH      Sole                44645.000
Halliburton Co.                                 406216101     1366 33815.000 SH      Sole                33815.000
Harman International Industrie                  413086109     1347 30175.000 SH      Sole                30175.000
Hologic Inc.                                    436440101     3002 132810.000 SH     Sole               132810.000
Honeywell International Inc.                    438516106     2611 34645.000 SH      Sole                34645.000
Intel Corp.                                     458140100     1696 77661.000 SH      Sole                77661.000
International Business Machine                  459200101     3202 15012.000 SH      Sole                15012.000
J M Smucker Co.                                 832696405     1533 15455.000 SH      Sole                15455.000
JP Morgan Chase & Co.                           46625H100     2635 55517.000 SH      Sole                55517.000
Johnson & Johnson                               478160104     2516 30860.000 SH      Sole                30860.000
Johnson Controls Inc.                           478366107     1170 33356.000 SH      Sole                33356.000
Life Time Fitness Inc.                          53217R207     2042 47735.000 SH      Sole                47735.000
M&T Bank Corp.                                  55261F104     2708 26248.000 SH      Sole                26248.000
Mattel, Inc.                                    577081102     1584 36185.000 SH      Sole                36185.000
McCormick & Co. Inc.                            579780206     1038 14113.000 SH      Sole                14113.000
McDonalds Corp.                                 580135101     2490 24980.000 SH      Sole                24980.000
McKesson Corp.                                  58155Q103     2813 26060.000 SH      Sole                26060.000
Medtronic, Inc.                                 585055106     1775 37805.000 SH      Sole                37805.000
Microsoft Corp.                                 594918104     4910 171641.000 SH     Sole               171641.000
Mondelez International, Inc.                    609207105     3506 114523.000 SH     Sole               114523.000
Mosaic Co.                                      61945C103     1525 25590.000 SH      Sole                25590.000
NextEra Energy, Inc. (Formerly                  65339f101     2504 32235.000 SH      Sole                32235.000
Nike Inc.                                       654106103     3219 54553.000 SH      Sole                54553.000
Norfolk Southern                                655844108     1999 25935.000 SH      Sole                25935.000
Occidental Petroleum Corp.                      674599105     2481 31660.000 SH      Sole                31660.000
Oracle Corp.                                    68389X105     2901 89740.000 SH      Sole                89740.000
PPG Industries Inc.                             693506107     2087 15585.000 SH      Sole                15585.000
PPL Corporation                                 69351T106     2738 87440.000 SH      Sole                87440.000
Pepsico Inc.                                    713448108     2593 32772.000 SH      Sole                32772.000
Pfizer Inc.                                     717081103      321 11136.000 SH      Sole                11136.000
Phillips 66                                     718546104     1185 16941.000 SH      Sole                16941.000
Priceline.com Inc.                              741503403     2863 4160.000 SH       Sole                 4160.000
Procter & Gamble Co.                            742718109     2449 31780.000 SH      Sole                31780.000
QUALCOMM, Inc.                                  747525103     3717 55529.000 SH      Sole                55529.000
Rayonier Inc.                                   754907103     2226 37308.000 SH      Sole                37308.000
Sanofi-Aventis ADR                              80105N105     1556 30455.000 SH      Sole                30455.000
Schlumberger Ltd.                               806857108     2066 27591.000 SH      Sole                27591.000
Sirona Dental Systems Inc.                      82966C103      716 9715.000 SH       Sole                 9715.000
Skyworks Solutions                              83088M102     1565 71055.000 SH      Sole                71055.000
Spectra Energy                                  847560109     1870 60808.000 SH      Sole                60808.000
T. Rowe Price Group Inc.                        74144T108     2610 34855.000 SH      Sole                34855.000
Teva Pharmaceutical ADR                         881624209     1714 43202.000 SH      Sole                43202.000
The Bank of New York Mellon Co                  064058100     2587 92423.000 SH      Sole                92423.000
Tiffany & Co.                                   886547108      960 13810.000 SH      Sole                13810.000
Total ADR                                       89151E109     2807 58505.000 SH      Sole                58505.000
Triumph Group, Inc.                             896818101     3058 38950.000 SH      Sole                38950.000
Tupperware Brands Corporation                   899896104     1925 23548.000 SH      Sole                23548.000
Unilever PLC ADR                                904767704     1474 34890.000 SH      Sole                34890.000
Union Pacific Corporation                       907818108     1569 11020.000 SH      Sole                11020.000
United Technologies Corp.                       913017109     2465 26383.000 SH      Sole                26383.000
UnitedHealth Group Inc.                         91324P102     2148 37550.000 SH      Sole                37550.000
VF Corp.                                        918204108     1814 10815.000 SH      Sole                10815.000
Ventas Inc.                                     92276F100     2438 33300.000 SH      Sole                33300.000
Verizon Communications Inc.                     92343V104     2576 52407.000 SH      Sole                52407.000
Visa Inc.                                       92826C839     2314 13622.000 SH      Sole                13622.000
Walt Disney Co.                                 254687106     1470 25872.000 SH      Sole                25872.000
Waste Management Inc.                           94106L109     1680 42842.000 SH      Sole                42842.000
WellPoint Inc.                                  94973V107     2175 32835.000 SH      Sole                32835.000
Wisconsin Energy                                976657106     2971 69270.000 SH      Sole                69270.000
Xylem Inc.                                      98419M100     1648 59785.000 SH      Sole                59785.000
Yum Brands Inc.                                 988498101     1707 23735.000 SH      Sole                23735.000
PowerShares DB Commodity Index                  73935S105     5268 192905.000 SH     Sole               192905.000
S&P 400 Mid-Cap Depository Rec                  78467Y107     8862 42255.000 SH      Sole                42255.000
SPDR Gold Trust                                 78463V107     6683 43265.000 SH      Sole                43265.000
SPDR S&P China                                  78463X400     3368 48150.000 SH      Sole                48150.000
Vanguard Dividend Appreciation                  921908844     1221 18583.000 SH      Sole                18583.000
Vanguard FTSE All-World ex-US                   922042775     5543 119565.000 SH     Sole               119565.000
Vanguard FTSE Emerging Markets                  922042858     8578 199970.000 SH     Sole               199970.000
Vanguard REIT Index                             922908553     6220 88195.000 SH      Sole                88195.000
iShares MSCI EAFE Index Fund                    464287465    13320 225841.000 SH     Sole               225841.000
iShares MSCI Emerging Markets                   464287234     4357 101865.000 SH     Sole               101865.000
iShares Russell 1000 Growth In                  464287614      833 11665.000 SH      Sole                11665.000
iShares Russell 2000 Index                      464287655     8778 92956.000 SH      Sole                92956.000